Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	LEMONADE, INC.
Entity Central Index Key	0001691421
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39367
Entity Tax Identification Number	32-0469673
Entity Address, Address Line One	5 Crosby Street, 3rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
City Area Code	844
Local Phone Number	733-8666
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value per share
Trading Symbol	LMND
Security Exchange Name	NYSE
Entity Emerging Growth Company	false